Stockholders’ Equity/Members’ Equity (Details) - USD ($)						1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 16, 2022	Mar. 15, 2022	Mar. 14, 2022	Feb. 18, 2022	Sep. 17, 2018	Nov. 26, 2021	Mar. 31, 2022	Dec. 31, 2021	Oct. 20, 2021	Dec. 31, 2020	Mar. 31, 2020	Mar. 12, 2020	Jan. 07, 2020
Stockholders’ Equity/Members’ Equity (Details) [Line Items]
Common stock, shares authorized							150,000,000	150,000,000
Common stock, par value (in Dollars per share)							$ 0.0001	$ 0.0001	$ 0.0001
Number of vote, description							Holders of the common stock are entitled to one vote for each share.	Holders of the common stock are entitled to one vote for each share.
Common stock, shares issued						11,630,000
Number of shares issued						5,000,000
Stock option granted				57,000
Vested term				5 years
Option strike price (in Dollars per share)				$ 5.25
Fully vested shares				74,000
Stock based compensation (in Dollars)				$ 5,250
Common stock issued							17,585,249	16,061,190
Accrued expenses (in Dollars)							$ 10,423,000	$ 10,423,000
Aggregate common share		73,700
Preferred stock, shares authorized							1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)							$ 0.0001	$ 0.0001
Warrant, description							Each Unit consisted of one share of common stock and one warrant (“public warrant”). Each public warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment.	Each Unit consisted of one share of common stock and one warrant (“public warrant”). Each public warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment.
Public warrants, description							The Company may redeem the public warrants:• in whole and not in part;• at a price of $0.01 per warrant;• upon not less than 30 days’ prior written notice of redemption;• if, and only if, the reported last sale price of the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to the warrant holders; and• if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying the warrants.	The Company may redeem the public warrants:• in whole and not in part;• at a price of $0.01 per warrant;• upon not less than 30 days’ prior written notice of redemption;• if, and only if, the reported last sale price of the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to the warrant holders; and• if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying the warrants.
Business combination, description							In addition, if (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of an initial Business Combination at an issue price or effective issue price of less than $9.50 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the Sponsor, initial stockholders or their affiliates, without taking into account any Founder Shares held by them prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of an initial Business Combination on the date of the consummation of an initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the common stock during the 20-trading day period starting on the trading day prior to the day on which the Company consummates an initial Business Combination (such price, the “Market Value”) is below $9.50 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which the Company issues the additional shares of common stock or equity-linked securities.	In addition, if (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of an initial Business Combination at an issue price or effective issue price of less than $9.50 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the Sponsor, initial stockholders or their affiliates, without taking into account any Founder Shares held by them prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of an initial Business Combination on the date of the consummation of an initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the common stock during the 20-trading day period starting on the trading day prior to the day on which the Company consummates an initial Business Combination (such price, the “Market Value”) is below $9.50 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which the Company issues the additional shares of common stock or equity-linked securities.
Purchase price percentage									96.00%
Commitment fee (in Dollars)									$ 1,000,000
Deferred fee (in Dollars)									$ 1,000,000
Operating agreement, description							The operating agreement allowed for managing members to make periodic distributions to members in connection with taxable income allocated to members for income tax purposes multiplied by the assumed income tax rate of 44% (“Tax Distributions”). Other distributions, as approved by managing members, are based on each members’ unit percentage interest. Distributions to Angel founder members were subordinated to a return of the Series A members’ value of their capital interests at the time of the issuance of the Series R Units. The Series A preferred members had a preference on distributions (“Preferred Distributions”) totaling 90% of any distributions until they received their initial investment plus an additional 35%. Only Angel Founder members were entitled to the 10% distribution until the Series A members were paid off. Once the Series A members have received their initial investment plus the 35%, all distributions going forward are paid pro-rata amongst all units.	The operating agreement allowed for managing members to make periodic distributions to members in connection with taxable income allocated to members for income tax purposes multiplied by the assumed income tax rate of 44% (“Tax Distributions”). Other distributions, as approved by managing members, are based on each members’ unit percentage interest. Distributions to Angel founder members were subordinated to a return of the Series A members’ value of their capital interests at the time of the issuance of the Series R Units. The Series A preferred members had a preference on distributions (“Preferred Distributions”) totaling 90% of any distributions until they received their initial investment plus an additional 35%. Only Angel Founder members were entitled to the 10% distribution until the Series A members were paid off. Once the Series A members have received their initial investment plus the 35%, all distributions going forward are paid pro-rata amongst all units.
Common Stock [Member]
Stockholders’ Equity/Members’ Equity (Details) [Line Items]
Common stock, shares authorized							150,000,000
Common stock, par value (in Dollars per share)							$ 0.0001		$ 0.0001
Common stock, shares outstanding						6,630,000		16,061,000
Common stock, shares issued						6,630,000		4,430,000
Preferred Stock [Member]
Stockholders’ Equity/Members’ Equity (Details) [Line Items]
Preferred stock, shares authorized							1,000,000
Preferred stock, par value (in Dollars per share)							$ 0.0001
Warrants [Member]
Stockholders’ Equity/Members’ Equity (Details) [Line Items]
Price per share (in Dollars per share)							$ 10
Exercise price (in Dollars per share)					$ 1
Angel Founder Units [Member]
Stockholders’ Equity/Members’ Equity (Details) [Line Items]
Shares issued							110,000	110,000		110,000
Predecessor [Member]
Stockholders’ Equity/Members’ Equity (Details) [Line Items]
Preferred stock, shares authorized										1,000,000
Preferred stock, par value (in Dollars per share)										$ 0.0001
Predecessor [Member] | Warrants [Member]
Stockholders’ Equity/Members’ Equity (Details) [Line Items]
Shares issued					54,000
Initial public offering [Member]
Stockholders’ Equity/Members’ Equity (Details) [Line Items]
Units sold							17,250,000	17,250,000
Series A Units [Member]
Stockholders’ Equity/Members’ Equity (Details) [Line Items]
Shares issued							42,761	42,761		42,761
Series R Warrants [Member]
Stockholders’ Equity/Members’ Equity (Details) [Line Items]
Shares issued					54,000							25,000	29,000
Series R Units [Member]
Stockholders’ Equity/Members’ Equity (Details) [Line Items]
Shares issued										54,000	54,000	54,000
Common Stock [Member]
Stockholders’ Equity/Members’ Equity (Details) [Line Items]
Common stock, shares authorized								150,000,000
Common stock, par value (in Dollars per share)								$ 0.0001
Common stock, shares outstanding						6,630,000		16,061,000
Common stock, shares issued						6,630,000		4,430,000
Preferred Stock [Member]
Stockholders’ Equity/Members’ Equity (Details) [Line Items]
Preferred stock, shares authorized								1,000,000
Preferred stock, par value (in Dollars per share)								$ 0.0001
Warrants [Member]
Stockholders’ Equity/Members’ Equity (Details) [Line Items]
Price per share (in Dollars per share)								$ 10
Equity Purchase Agreement [Member]
Stockholders’ Equity/Members’ Equity (Details) [Line Items]
Investor purchase amount (in Dollars)									$ 100,000,000
YA II PN, Ltd [Member]
Stockholders’ Equity/Members’ Equity (Details) [Line Items]
Common stock issued			753,165
Shares issued			500,000
Non redemption share			253,165
Accrued expenses (in Dollars)			$ 1,000,000
Acorn [Member]
Stockholders’ Equity/Members’ Equity (Details) [Line Items]
Stockholder's equity description	On March 16, 2022, the Company issued an aggregate of 11,905 unregistered common shares to Acorn Management Partners, LLC (“Acorn”) in exchange for marketing services. This agreement requires an issuance of $50 thousand worth of stock and $10 thousand per month for a period of six months with the ability to extend for three month periods for an additional $25 thousand of restricted stock and $10 thousand per month.